UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number 811-07324
                                                     ---------

                         Gardner Lewis Investment Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               Address of principal executive offices)                (Zip code)


                                A. Vason Hamrick
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------


                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: January 31, 2007
                                             ----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of January 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                Market Value                                                     Market Value
                                     Shares       (Note 1)                                            Shares       (Note 1)
-----------------------------------------------------------      ------------------------------------------------------------------
COMMON STOCKS - 95.85%                                            Hand/Machine Tools - 1.35%
                                                                    Franklin Electric Co. Inc.        1,700    $     85,646
                                                                                                               ------------
Apparel - 2.86%                                                   Healthcare - Products - 5.39%
* Quicksilver Inc.                    6,000   $     85,260        * American Medical Systems
* True Religion Apparel Inc.          5,700         95,646           Holdings Inc.                    4,800          95,520
                                              ------------        * Conor Medsystems Inc.             5,100         169,422
                                                   180,906        * Staar Surgical Co.               11,000          76,230
                                              ------------                                                     ------------
Auto Parts & Equipment - 1.93%                                                                                      341,172
* Keystone Automotive                                                                                          ------------
    Industries Inc.                   3,400        121,890        Healthcare - Services - 8.74%
                                              ------------        * Genesis HealthCare Corp.          2,202         134,806
Biotechnology - 1.94%                                             * Healthspring Inc.                 6,600         129,822
* Omrix Biopharmaceuticals, Inc.      3,600        122,688        * inVentiv Health, Inc.             3,300         115,797
                                              ------------        * LHC Group Inc.                    2,400          62,472
Coal - 1.31%                                                      * Medical Resources Inc.            4,885              10
  CONSOL Energy, Inc.                 2,400         82,632        * Sun Healthcare Group, Inc.        8,930         110,018
                                              ------------                                                     ------------
Commercial Services - 2.75%                                                                                         552,925
* Net 1 UEPS Technologies Inc.        3,300         89,430                                                     ------------
* The Advisory Board Co.              1,500         84,465        Insurance - 4.72%
                                              ------------        * AmCOMP, Inc.                      8,700          93,612
                                                   173,895          Hub International Ltd.            3,300         108,108
                                              ------------          Tower Group, Inc.                 2,890          97,104
Computer Services - 5.94%                                                                                      ------------
* Cognizant Technology                                                                                              298,824
    Solutions Corp.                   3,050        260,135        Internet - 3.06%                             ------------
* Micros Systems, Inc.                1,900        106,970        * Chordiant Software, Inc.         19,700          63,237
* NCI, Inc.                             600          8,526        * Equinix Inc.                      1,550         130,308
                                              ------------                                                     ------------
                                                   375,631                                                          193,545
                                              ------------                                                     ------------
Diversified Financial Services - 1.83%                            Investment Company (Closed-ended) - 2.61%
  Advanta Corp.                       2,500        116,025          American Capital
                                              ------------           Strategies, Ltd.                 3,400         165,410
Electrical Components & Equipment - 1.37%                                                                      ------------
* Power-One, Inc.                    11,700         86,463        Lodging - 2.11%
                                              ------------          Orient-Express Hotels Ltd, Cl. A  2,800         133,420
Energy - Alternate Sources - 0.50%                                                                             ------------
* Aventine Renewable Energy                                       Oil & Gas - 2.43%
    Holdings Inc.                     2,000         31,600          Delek US Holdings Inc.            2,800          47,656
                                              ------------          Range Resources Corp.             3,450         105,880
Engineering & Construction - 4.09%                                                                             ------------
* Infrasource Services, Inc.          6,600        140,250                                                          153,536
* McDermott International, Inc.       2,300        118,772                                                     ------------
                                              ------------        Packaging & Containers - 1.99%
                                                   259,022        * Crown Holdings Inc.               5,700         125,799
                                              ------------                                                     ------------
Entertainment - 1.23%                                             Pharmaceuticals - 0.89%
* Scientific Games Corporation        2,500         77,600        * Isis Pharmaceuticals Inc.         5,400          56,106
                                              ------------                                                     ------------


                                                                                                                        (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of January 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                       Shares     Market Value                                                         Market Value
                                                   (Note 1)                                                Shares        (Note 1)
------------------------------------------------------------     ------------------------------------------------------------------
COMMON STOCKS - (Continued)                                       INVESTMENT COMPANY (Open-ended) - 3.87%
Retail - 8.75%                                                      Merrimac U.S. Government Series Fund
* Casual Male Retail Group, Inc.      14,047   $    175,307         (Cost $244,757)                        244,757    $    244,757
  Christopher & Banks                                                                                                 ------------
    Corporation                        4,200         74,676
  Circuit City Stores, Inc.            5,028        102,621       Total Investments
* First Cash Financial                                              Cost $4,905,345) - 99.72%                         $  6,307,845
    Services, Inc.                     4,500        105,660       Other Assets less Liabilities - 0.28%                     17,809
* Zumiez, Inc.                         2,900         95,410                                                           ------------
                                               ------------       Net Assets - 100.00%                                $  6,325,654
                                                    553,674                                                           ============
                                               ------------
Semiconductors - 13.04%
* Anadigics Inc.                      10,600         94,764       * Non-income producing investment.
* Axcelis Technologies                 8,200         52,808
* FSI International, Inc.             14,632         71,697
* LTX Corporation                     19,500        102,960       Aggregate  cost  for  financial  reporting and federal income tax
* MEMC Electronic Materials, Inc.      3,300        172,920       purposes is the same.  Unrealized  appreciation (depreciation) of
* PLX Technology, Inc.                 2,600         26,416       investments for federal income tax purposes is as follows:
* Rudolph Technologies Inc.            7,800        121,914
* Silicon Image Inc.                   9,900        119,691       Aggregate gross unrealized appreciation             $  1,619,551
* Syntax-Brillian Corp.                7,800         61,698       Aggregate gross unrealized depreciation                 (217,051
                                               ------------
                                                    824,868
                                               ------------
Software - 7.31%
* Activision, Inc.                     7,533        128,287
  Computer Programs &                                             Net unrealized appreciation                         $  1,402,500
    Systems, Inc.                      2,200         69,850                                                           ============
* Convera Corp.                       14,400         51,696
* DivX, Inc.                           1,400         29,652
* Nuance Communications, Inc.          9,000        103,680
* OpenTV Corp., Cl. A                 33,800         79,092
                                               ------------
                                                    462,257
                                               ------------
Telecommunications - 7.71%
* Arris Group, Inc.                   10,200        145,044
* Oplink Communications Inc.           5,035         95,564
* SafeNet Inc.                         4,200        105,042
* Sonus Networks, Inc.                19,600        141,904
                                               ------------
                                                    487,554
                                               ------------
Total Common Stock (Cost $4,660,588)              6,063,088
                                               ------------



                                                                                                                       (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of January 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------       -------------------------------------------------------------
Summary of Investments by Industry                                     Note 1 - Investment Valuation
                                          % of Net       Market
Industry                                   Assets        Value         The Fund's  investments  in securities are carried at value.
---------------------------------------------------------------        Securities  listed on an  exchange  or quoted on a  national
Apparel                                    2.86%      $ 180,906        market  system are valued at the last sales price as of 4:00
Auto Parts & Equipment                     1.93%        121,890        p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ
Biotechnology                              1.94%        122,688        over-the-counter  market are generally  valued at the NASDAQ
Coal                                       1.31%         82,632        Official  Closing  Price.  Other  securities  traded  in the
Commercial Services                        2.75%        173,895        over-the-counter  market and listed  securities for which no
Computer Services                          5.94%        375,631        sale was reported on that date are valued at the most recent
Diversified Financial Services             1.83%        116,025        bid price.  Securities  and assets for which  representative
Electrical Components & Equipment          1.37%         86,463        market  quotations are not readily available or which cannot
Energy - Alternative Sources               0.50%         31,600        be  accurately   valued  using  the  Fund's  normal  pricing
Engineering & Construction                 4.09%        259,022        procedures  are valued at fair value as  determined  in good
Entertainment                              1.23%         77,600        faith under  policies  approved by the Trustees.  Fair value
Hand/Machine Tools                         1.35%         85,646        pricing may be used, for example,  in situations where (i) a
Healthcare - Products                      5.39%        341,172        portfolio  security is so thinly traded that there have been
Healthcare - Services                      8.74%        552,925        no transactions for that security over an extended period of
Insurance                                  4.72%        298,824        time;  (ii) the exchange on which the portfolio  security is
Internet                                   3.06%        193,545        principally  traded  closes  early;  or (iii) trading of the
Investment Company (Closed-ended)          2.61%        165,410        portfolio  security  is halted  during  the day and does not
Investment Company (Open-ended)            3.87%        244,757        resume  prior to the Fund's net asset value  calculation.  A
Lodging                                    2.11%        133,420        portfolio  security's "fair value" price may differ from the
Oil & Gas                                  2.43%        153,536        price next available for that  portfolio  security using the
Packaging & Containers                     1.99%        125,799        Fund's   normal   pricing   procedures.   Instruments   with
Pharmaceuticals                            0.89%         56,106        maturities of 60 days or less are valued at amortized  cost,
Retail                                     8.75%        553,674        which approximates market value.
Semiconductors                            13.04%        824,868
Software                                   7.31%        462,257
Telecommunications                         7.71%        487,554
----------------------------------------------------------------
Total                                     99.72%     $6,307,845


THE CHESAPEAKE GROWTH FUND

Schedule of Investments
(Unaudited)

As of January 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                     Market Value
                                        Shares      (Note 1)                                             Shares         (Note 1)
-----------------------------------------------------------------    --------------------------------------------------------------
COMMON STOCKS - 97.86%                                                Food - 3.18%
                                                                       Sysco Corporation                   4,000    $     138,200
Agriculture - 2.84%                                                    The Hershey Company                 3,700          188,848
 Monsanto Company                        5,300    $     291,977                                                     -------------
                                                  -------------                                                           327,048
                                                                                                                    -------------
Apparel - 2.05%                                                       Healthcare - Products - 7.01%
 * Coach, Inc.                           4,600          210,956         Alcon Inc.                         1,500          176,640
                                                  -------------       * Boston Scientific Corporation     18,600          343,170
                                                                      * St. Jude Medical, Inc.             4,700          200,972
Beverages - 1.99%                                                                                                   -------------
u  Heineken NV                           8,100          204,525                                                           720,782
                                                  -------------                                                     -------------

Biotechnology - 1.30%                                                 Healthcare - Services - 8.32%
 * Celegne Corporation                   2,500          134,200         CIGNA Corporation                  2,345          310,478
                                                  -------------       * Health Net Inc.                    2,200          107,162
                                                                      * Humana Inc.                        5,500          305,250
Communication Equipment - 1.99%                                       * Tenet Healthcare Corporation      18,800          132,728
 * Corning Incorporated                  9,800          204,232                                                     -------------
                                                  -------------                                                           855,618
                                                                                                                    -------------
Computers - 2.35%                                                     Internet - 3.73%
 * NCR Corporation                       5,100          241,689       * Google Inc.                          765          383,495
                                                  -------------                                                     -------------

Computer Services - 5.68%                                             Investment Company (Closed-ended) - 2.55%
 * Checkfree Corporation                 2,700          111,861         American Capital Strategies, Ltd.  5,400          262,710
 * Emdeon Corporation                   15,800          225,308                                                     -------------
 * Micros Systems, Inc.                  4,400          247,720
                                                  -------------       Lodging - 4.77%
                                                        584,889         Starwood Hotels & Resorts
                                                  -------------           Worldwide, Inc.                  2,300          143,934
                                                                        Wynn Resorts, Ltd.                 3,100          346,394
Distribution/Wholesale - 1.21%                                                                                      -------------
 Pool Corporation                        3,400          124,440                                                           490,328
                                                  -------------                                                     -------------
                                                                      Media - 2.23%
Diversified Financial Services - 4.73%                                u Grupo Televisa SA de CV            7,800          229,788
 Capital One Financial                                                                                              -------------
   Corporation                           2,900          233,160
 Chicago Mercantile Exchange                                          Office/Business Equipment - 2.21%
   Holdings, Inc.                          450          253,485       * Xerox Corporation                 13,200          227,040
                                                  -------------                                                     -------------
                                                        486,645
                                                  -------------       Packaging & Containers - 1.97%
                                                                      * Crown Holdings Inc.                9,200          203,044
Electric - 1.65%                                                                                                    -------------
 * Reliant Energy Inc.                  11,400          169,632
                                                  -------------       Pharmaceuticals - 3.73%
                                                                        Biovail Corporation                9,200          187,496
Energy - Alternative Sources - 0.48%                                    Caremark Rx, Inc.                  3,200          196,032
 * Aventine Renewable Energy                                                                                        -------------
   Holdings, Inc.                        3,100           48,980                                                           383,528
                                                  -------------                                                     -------------
                                                                      Real Estate Investment Trust - 1.53%
Engineering & Construction - 2.23%                                      RAIT Financial Trust               4,200          157,038
 * McDermott International, Inc.         4,450          229,798                                                     -------------
                                                  -------------

Entertainment - 1.75%
 * Scientific Games Corporation          5,800          180,032
                                                  -------------


  (Continued)

THE CHESAPEAKE GROWTH FUND

Schedule of Investments
(Unaudited)

As of January 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                         Shares      (Note 1)
-----------------------------------------------------------------    --------------------------------------------------------------
COMMON STOCKS - (Continued)                                           Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation)
Retail - 7.59%                                                        of investments for federal income tax purposes is as follows:
 * Bed Bath & Beyond, Inc.               2,300   $      97,037
   Best Buy Co., Inc.                    3,700         186,480
   Circuit City Stores, Inc.             7,700         157,157
   J.C. Penney Company, Inc.             2,000         162,480        Aggregate gross unrealized appreciation     $     2,350,447
   Staples, Inc.                         6,900         177,468        Aggregate gross unrealized depreciation            (181,688)
                                                 -------------
                                                       780,622        Net unrealized appreciation                 $     2,168,759
                                                 -------------                                                    ================
Semiconductors - 11.76%                                               Note 1 - Investment Valuation
   Applied Materials, Inc.              15,900         281,907
*  Broadcom Corporation                  6,350         202,692        The Fund's  investments  in securities are carried at value.
*  MEMC Electronic Materials, Inc.       9,800         513,520        Securities  listed on an  exchange  or quoted on a  national
   Microchip Technology, Inc.            6,100         212,036        market  system are valued at the last sales price as of 4:00
                                                 -------------        p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ
                                                     1,210,155        over-the-counter  market are generally  valued at the NASDAQ
                                                 -------------        Official  Closing  Price.  Other  securities  traded  in the
Software - 4.58%                                                      over-the-counter  market and listed  securities for which no
 * Activision, Inc.                     15,244         259,605        sale was reported on that date are valued at the most recent
 * Nuance Communications, Inc.          18,400         211,968        bid price.  Securities  and assets for which  representative
                                                 -------------        market  quotations are not readily available or which cannot
                                                       471,573        be  accurately   valued  using  the  Fund's  normal  pricing
                                                 -------------        procedures  are valued at fair value as  determined  in good
Telecommunications - 2.45%                                            faith under  policies  approved by the Trustees.  Fair value
   Qualcomm, Inc.                        6,700         252,322        pricing may be used, for example,  in situations where (i) a
                                                 -------------        portfolio  security is so thinly traded that there have been no transactions for that security over an extended period of
Total Common Stocks (Cost $7,898,327)               10,067,086        time;  (ii) the exchange on which the portfolio  security is
                                                 -------------        principally  traded  closes  early;  or (iii) trading of the portfolio  security  is halted  during  the day and does not
INVESTMENT COMPANY (Open-ended) - 1.26%                               resume  prior to the Fund's net asset value  calculation.  A
   Merrimac U.S. Government Series Fund                               portfolio  security's "fair value" price may differ from the
      (Cost $129,639)                  129,639         129,639        price next available for that  portfolio  security using the
                                                 -------------        Fund's   normal   pricing   procedures.   Instruments   with
                                                                      maturities of 60 days or less are valued at amortized  cost,
Total Investments                                                     which approximates market value.
        (Cost $8,027,966) - 99.12%               $  10,196,725
Other Assets less Liabilities - 0.88%                   90,816
                                                 -------------

Net Assets - 100.00%                             $  10,287,541
                                                 =============

 * Non-income producing investment.
 u American Depositary Receipt.

The following abbreviations are used in this portfolio:
NV - Naamloze Vennootschap (Dutch)
SA de CV - Convertible Securities (Mexican)



                                                                   (Continued)

THE CHESAPEAKE GROWTH FUND

Schedule of Investments
(Unaudited)

As of January 31, 2007
-------------------------------------------------------------------------------

Summary of Investments by Industry
                                        % of Net
Industry                                 Assets       Market Value
------------------------------------------------------------------
Agriculture                                2.84%    $    291,977
Apparel                                    2.05%         210,956
Beverages                                  1.99%         204,525
Biotechnology                              1.30%         134,200
Communication Equipment                    1.99%         204,232
Computers                                  2.35%         241,689
Computer Services                          5.68%         584,889
Distribution/Wholesale                     1.21%         124,440
Diversified Financial Services             4.73%         486,645
Electric                                   1.65%         169,632
Energy/Alternative Sources                 0.48%          48,980
Engineering & Construction                 2.23%         229,798
Entertainment                              1.75%         180,032
Food                                       3.18%         327,048
Healthcare - Products                      7.01%         720,782
Healthcare - Services                      8.32%         855,618
Internet                                   3.73%         383,495
Investment Company
   (Closed-ended)                          2.55%         262,710
Investment Company
   (Open-ended)                            1.26%         129,639
Lodging                                    4.77%         490,328
Media                                      2.23%         229,788
Office/Business Equipment                  2.21%         227,040
Packaging & Containers                     1.97%         203,044
Pharmaceuticals                            3.73%         383,528
Real Estate Investment Trust               1.53%         157,038
Retail                                     7.59%         780,622
Semiconductors                            11.76%       1,210,155
Software                                   4.58%         471,573
Telecommunications                         2.45%         252,322
------------------------------------------------------------------
Total                                     99.12%    $ 10,196,725

THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments
(Unaudited)

As of January 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Market Value                                                         Market Value
                                      Shares         (Note 1)                                             Shares         (Note 1)
-----------------------------------------------------------------  ----------------------------------------------------------------
COMMON STOCKS - 98.98%                                               Healthcare - Services - 7.20%
                                                                       CIGNA Corporation                  200,650  $    26,566,060
Agriculture - 2.30%                                                  * Humana Inc.                        455,600       25,285,800
  Monsanto Company                   365,660    $    20,144,209      * Tenet Healthcare Corporation     1,601,630       11,307,508
                                                ---------------                                                    ---------------
Apparel - 3.05%                                                                                                         63,159,368
* Coach, Inc.                        393,595         18,050,267                                                    ---------------
  Nike, Inc.                          88,100          8,705,161      Insurance - 2.00%
                                                ---------------        Metlife, Inc.                      282,600       17,555,112
                                                     26,755,428                                                    ---------------
                                                ---------------      Internet - 3.69%
Auto Manufacturer - 0.99%                                              * Google Inc.                       64,653       32,410,549
u Honda Motor Co., Ltd               220,600          8,676,198                                                    ---------------
                                                ---------------      Investment Company (Closed-ended) - 2.51%
Communication Equipment - 2.29%                                        American Capital Strategies,
* Corning Incorporated               964,500         20,100,180          Ltd.                             453,400       22,057,910
                                                ---------------                                                    ---------------
Computers - 4.04%                                                    Lodging - 4.33%
  Hewlett-Packard Company            343,990         14,887,887        Starwood Hotels & Resorts
* NCR Corporation                    433,445         20,540,958          Worldwide, Inc.                  199,430       12,480,329
                                                ---------------        Wynn Resorts, Ltd.                 228,111       25,489,123
                                                     35,428,845                                                    ---------------
                                                ---------------                                                         37,969,452
Cosmetics/Personal Care - 1.92%                                                                                    ---------------
  Procter & Gamble Company           259,795         16,852,902      Media - 3.76%
                                                ---------------      * Comcast  Corporation               758,021       32,943,593
Diversified Financial Services - 12.05%                                                                            ---------------
  American Express Company           380,000         22,123,600      Miscellaneous Manufacturers - 2.00%
  Capital One Financial                                                Danaher Corporation                237,155       17,563,699
    Corporation                      247,500         19,899,000                                                    ---------------
  Chicago Mercantile Exchange                                        Office/Business Equipment - 2.16%
    Holdings, Inc.                    30,594         17,233,600      * Xerox Corporation                1,102,300       18,959,560
  The Goldman Sachs Group, Inc.      136,500         28,959,840                                                    ---------------
  UBS AG                             277,900         17,510,479      Oil & Gas Services - 1.40%
                                                ---------------        Valero Energy Corporation          226,090       12,272,165
                                                    105,726,519                                                    ---------------
                                                ---------------      Pharmaceuticals - 5.56%
Electric - 1.86%                                                       Abbott Laboratories                241,000       12,773,000
  TXU Corporation                    300,900         16,272,672        Caremark Rx, Inc.                  223,345       13,682,115
                                                ---------------      * Gilead Sciences, Inc.              122,480        7,877,914
Food - 3.32%                                                         u Sanofi-Aventis                     328,002       14,458,328
  Sysco Corporation                   362,400        12,520,920                                                    ---------------
  The Hershey Company                 325,820        16,629,853                                                         48,791,357
                                                ---------------                                                    ---------------
                                                     29,150,773
                                                ---------------
Healthcare - Products - 8.54%
  Alcon, Inc.                         128,000        15,073,280
  Baxter International Inc.           262,600        13,040,716
* Boston Scientific Corporation     1,598,775        29,497,399
* St. Jude Medical, Inc.              403,730        17,263,495
                                                ---------------
                                                     74,874,890
                                                ---------------



                                                                                                                        (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments
(Unaudited)

As of January 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                      Shares      Market Value (Note 1)
-----------------------------------------------------------------  ----------------------------------------------------------------
COMMON STOCKS - (Continued)                                         Summary of Investments by Industry
                                                                                                    % of Net Assets   Market
Retail - 10.03%                                                     Industry                                           Value
* Bed Bath & Beyond, Inc.             266,000   $    11,222,540    ----------------------------------------------------------------
  Best Buy Co., Inc.                  408,900        20,608,560      Agriculture                           2.30%  $    20,144,209
  Costco Wholesale Corporation        156,623         8,799,080      Apparel                               3.05%       26,755,428
  CVS Corporation                     676,800        22,774,320      Auto Manufacturer                     0.99%        8,676,198
  J.C. Penney Company, Inc.           118,400         9,618,816      Communication Equipment               2.29%       20,100,180
  Staples, Inc.                       580,600        14,933,032      Computers                             4.04%       35,428,845
                                                ---------------      Cosmetics/Personal Care               1.92%       16,852,902
                                                     87,956,348
                                                ---------------      Diversified Financial Services       12.05%      105,726,519
Semiconductors - 8.68%                                               Electric                              1.86%       16,272,672
  Applied Materials, Inc.             619,600        10,985,508      Food                                  3.32%       29,150,773
* Broadcom Corporation                534,500        17,061,240      Healthcare - Products                 8.54%       74,874,890
* MEMC Electronic Materials, Inc.     655,900        34,369,160      Healthcare - Services                 7.20%       63,159,368
  Microchip Technology, Inc.          394,325        13,706,737      Insurance                             2.00%       17,555,112
                                                ---------------
                                                     76,122,645      Internet                              3.69%       32,410,549
                                                ---------------
Software - 1.87%                                                     Investment Company
* Adobe Systems, Inc.                 421,485        16,383,122      (Closed-ended)                        2.51%       22,057,910
                                                ---------------
                                                                     Investment Company
Telecommunications - 3.43%                                           (Open-ended)                          0.56%        4,884,701
u Nokia Oyj                           409,100         9,041,110      Lodging                               4.33%       37,969,452
  Qualcomm, Inc.                      559,200        21,059,472      Media                                 3.76%       32,943,593
                                                ---------------
                                                     30,100,582      Miscellaneous Manufacturers           2.00%       17,563,699
                                                ---------------
                                                                     Office/Business Equipment             2.16%       18,959,560
Total Common Stocks (Cost $750,884,925)             868,228,078      Oil & Gas Services                    1.40%       12,272,165
                                                ---------------
                                                                     Pharmaceuticals                       5.56%       48,791,357
INVESTMENT COMPANY (Open-ended) - 0.56%                              Retail                               10.03%       87,956,348
  Merrimac U.S. Government Series Fund                               Semiconductors                        8.68%       76,122,645
  (Cost $4,884,701)                 4,884,701         4,884,701      Software                              1.87%       16,383,122
                                                ---------------
                                                                     Telecommunications                    3.43%       30,100,582
                                                                     -------------------------------------------------------------
Total Investments                                                    Total                                99.54%  $   873,112,779
  (Cost $755,769,626) - 99.54%                     $873,112,779
Other  Assets less  Liabilities  - 0.46%              3,992,874
                                                ---------------      Aggregate cost for federal income tax purposes is $757,826,550
                                                                     Unrealized  appreciation  (depreciation)  of  investments  for federal income tax purposes is as follows:
Net Assets - 100.00%                            $   877,105,653
                                                ===============      Aggregate gross unrealized appreciation      $    134,324,795
                                                                     Aggregate gross unrealized depreciation           (19,038,566)
*  Non-income producing investment.
u   American Depositary Receipt.                                     Net unrealized appreciation                  $    115,286,229
                                                                                                                  ================
The following acronyms and abbreviations are used in this portfolio:

AG - Aktiengesellschaft (Switzerland)
Oyj - julkinen osakeyhtio (Finland)


                                                                                                                        (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments
(Unaudited)

As of January 31, 2007
--------------------------------------------------------------------------------
Note 1 - Investment Valuation

The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gardner Lewis Investment Trust


By: (Signature and Title)

                  /s/ Jacob S. Brown
                  _____________________________________________________________
                  Jacob S. Brown
                  Treasurer, Assistant Secretary and Principal Financial Officer

Date: March 30, 2007







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)

                  /s/ W. Whitfield Gardner
                  _____________________________________________________________
                  W. Whitfield Gardner
                  Trustee, Chairman and Principal Executive Officer
                  Gardner Lewis Investment Trust

Date: March 28, 2007




By:  (Signature and Title)

                  /s/ Jacob S. Brown
                  _____________________________________________________________
                  Jacob S. Brown
                  Treasurer, Assistant Secretary and Principal Financial Officer Gardner Lewis Investment Trust

Date: March 30, 2007